OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2024
Operating Costs [Abstract]
Disclosure of operating costs

		Years ended December 31
(In millions of dollars)	Note	2024	2023

Cost of equipment sales	17	2,540	2,451
Merchandise for resale	17	209	217
Other external purchases		5,930	5,606
Employee salaries, benefits, and stock-based compensation		2,308	2,453

Total operating costs		10,987	10,727